Consolidated statements of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income	€ 1,997	€ 5,837
Attributable to equity holders of Sanofi	1,957	5,812
Attributable to non-controlling interests	40	25
Other comprehensive income:
Actuarial gains/(losses)	158	111
Change in fair value of equity instruments included in financial assets and financial liabilities	175	222
Tax effects	(43)	(92)
Items not subsequently reclassifiable to profit or loss	290	241
Change in fair value of debt instruments included in financial assets	5	3
Change in fair value of cash flow hedges	14	(23)
Change in currency translation differences	1,313	(5,203)
Tax effects	(5)	(95)
Items subsequently reclassifiable to profit or loss	1,327	(5,318)
Other comprehensive income/(loss) from continuing operations for the period, net of taxes (A+B)	1,617	(5,077)
Other comprehensive income/(loss) for the period from discontinued operations, net of taxes (C)	0	303
Comprehensive income	3,614	1,063
Attributable to equity holders of Sanofi	3,562	1,076
Continuing operations	3,536	(2,097)
Discontinued operations	26	3,173
Attributable to non-controlling interests	€ 52	€ (13)